SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	6 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
2.
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

Basis of presentation

The unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Security and Exchange Commission and accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting. Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these statements should be read in conjunction with the Group’s audited consolidated financial statements for the years ended September 30, 2022 filed on February 15, 2022.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Group believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Group’s consolidated financial statements for the year ended September 30, 2022. The results of operations for the six months ended March 31, 2022 and 2023 are not necessarily indicative of the results for the full years.

Going concern

The Group has been incurring losses from operations since its inception. Accumulated deficits amounted to RMB 3,558,667 and RMB 3,601,992 as of September 30, 2022 and March 31, 2023, respectively. Net cash used in operating activities were RMB 27,545 and RMB 25,478 for the six months ended March 31, 2022 and 2023, respectively. As of September 30, 2022 and March 31, 2023, current liabilities exceeded current assets by RMB 597,242 and RMB 848,038, respectively.

These factors raise substantial doubt about the Group’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Group is unable to continue as a going concern.

The Group has adopted a defensive strategy after a prudent assessment of the broader macroeconomic downturn since COVID-19 by consolidating internal resources, further improving operating efficiencies and focusing on asset quality improvement rather than aggressive expansion. The Group’s number of rental units contracted as well as number of available rental units decreased by 48.5% from March 31, 2022 to March 31, 2023, as the Group continued to optimize its rental asset portfolio. On the other hand, the Group’s total operating cost and expenses decreased by 56.2% from RMB553.3 million (US$87.3 million) inthe six months ended March 31, 2022 to RMB242.4 million (US$35.3 million) in the six months ended March 31, 2023 and its net loss narrowed by 82.2% from RMB243.2 million (US$38.4 million) in the six months ended March 31, 2022 to RMB43.3 million (US$6.3 million) in the six months ended March 31, 2023.

The Group intends to meet the cash requirements for the next 12 months from the issuance date of this report through a combination of bank loans and short-term loan from certain third parties, issuance of ordinary shares or other equity-linked securities. In addition, the Group has continued to adopt the defensive strategy mentioned above and optimize its rental asset portfolio. The Group’s number of rental units contracted and available rental units decreased from 55,177 as of March 31, 2022 to 28,400 as of March 31, 2023 during the same period, whereas its loss from operation decreased from RMB 189.0 million in the six months ended March 31, 2022 to RMB42.7 million in the six months ended March 31, 2023.

The Group will also focus on the follow activity:

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On October 26, 2022, the Company’s Form F-3 to offer up to a total amount of $300 million was declared effective. The Company plans to raise funds under the Form F-3 to support the Company’s operations.

The Management plan cannot alleviate the substantial doubt of the Group’s ability to continue as a going concern. There can be no assurance that the Group will be successful in achieving its strategic plans, that the Group's future capital raises will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or with acceptable terms, if at all. If the Group is unable to raise sufficient financing or events or circumstances occur such that the Group is not able to achieve ideal optimization of its asset portfolio, the Group will be required to reduce certain discretionary spending, alter or scale back research and development programs, or be unable to fund capital expenditures, which would have a material adverse effect on the Group's financial position, results of operations, cash flows, and ability to achieve its intended business objectives.

The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the unaudited condensed consolidated financial statements have been prepared on a basis that assumes the Group will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Financial statement amounts and balances of the VIE and its subsidiaries

The following financial statement amounts and balances of the Q&K HK, Q&K Investment Consulting and Q&K E-Commerce (collectively "VIE entities") and their subsidiaries were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances.

The revenues, net loss and cash flows for the six months ended March 31, 2022 represented the amounts of Q&K HK and Q&K Investment Consulting for the period from dates of equity transfer through March 31, 2022, and the amounts of the amounts of Q&K E-Commerce and its subsidiaries for the six months ended March 31, 2022.

The revenues, net loss and cash flows for the six months ended March 31, 2023 represented the amounts of VIE entities for the six months ended March 31, 2023.

	As of September 30,	As of March 31,
	2022	2023
	RMB	RMB	USD
ASSETS
Cash and cash equivalents	62	63	9
Advances to suppliers	6,131	6,136	893
Other current assets	2,572	2,572	375
Other assets	98	98	14
Total assets	8,863	8,869	1,291

LIABILITIES
Accounts payable	34	34	5
Deferred revenue	16	16	2
Short-term debt	13,000	13,000	1,893
Accrued expenses and other current liabilities	67,908	68,124	9,920
Total liabilities	80,958	81,174	11,820

	For the Six Months Ended March 31,
	2022	2023
	RMB	RMB	USD
Net revenues	1,621	—	—
Net loss	(41,909)	(221)	(32)
Net cash used in operating activities	(10,773)	1	0
Net cash provided by investing activities	—	—	—
Net cash provided by financing activities	—	—	—

The consolidated VIE entities and their subsidiaries contributed 0.4% and nil of the Group’s consolidated revenues for the six months ended March 31, 2022 and 2023. As of September 30, 2022 and March 31, 2023, the consolidated VIE entities and their subsidiaries accounted for an aggregate of 9% and 2%, respectively, of the Group’s consolidated total assets, and 12% and 7%, respectively, of the Group’s consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Group or its subsidiaries to provide financial support to the VIE entities. However, the Company has provided and will continue to provide financial support to the VIE considering the business requirements of the VIE entities, as well as the Company’s own business objectives in the future.

There are no assets held in the VIE entities and its subsidiaries that can be used only to settle obligations of the VIE entities and their subsidiaries, except for registered capital and the PRC statutory reserves. As the VIE entities and their subsidiaries are incorporated as a limited liability company under the PRC Company Law, creditors of the VIE entities do not have recourse to the general credit of the Group for any of the liabilities of the VIE entities. Relevant PRC laws and regulations restrict the VIE entities from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Group in the form of loans and advances or cash dividends.

Impairment of long-lived assets

The Group evaluates its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets.

For the six months ended March 31, 2022 and 2023, the Group recognized impairment of RMB 100,156 and RMB 10,474 against trademark and apartment rental contracts (See Note 5 – Intangible assets), respectively.

Revenue Recognition

The Group sources apartments from landlords and convert them into standardized furnished rooms to lease to tenants seeking affordable residences in China. Revenues are primarily derived from rental service and value-added services.

Rental Service Revenues

Rental service revenues are primarily derived from the lease payments from tenants and are recorded net of tax.

The Group typically enters into 26-month leases with tenants, a majority of which have a lock-in period of 12 months or shorter. The lock-in period represents the term during which termination will result in the forfeiture of deposit, which is typically one or two months’ rent. The Group determines that the lock-in period is the lease term under ASC 840. When tenants terminate their leases, the Group returns unused portions of any prepaid rentals to the tenant within a prescribed period of time. Deposit can only be returned for termination after the lock-in period. Monthly rent is fixed throughout the lock-in period and there is no rent-free period or rent escalations during the period. The Group determines all lease arrangements with tenants are operating leases since the benefits and risks incidental to ownership remains with the Group. Revenue is recognized on a straight-line basis starting from the commencement date stated in the lease agreements.

Value-added Services and Others

Value-added services and others primarily consist of fees received from the tenants from provision of internet connection and utility services as part of the lease agreement. The service fees are fixed in the agreements and recognized on a monthly basis during the period of the lease term. The service fee are recognized on a gross basis as the Group has latitude in determining prices and bear inventory risks.

Operating lease

The Company adopted the ASU 2016-02, Leases (Topic 842) on October 1, 2022 using a modified retrospective approach reflecting the application of the standard to leases existing at, or entered after, the beginning of the earliest comparative period presented in the consolidated financial statements.

The Company leases apartments from landlords, which are classified as operating leases in accordance with Topic 842. Operating leases are required to record in the balance sheet as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date, and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company elected the short-term lease exemption as the lease terms are 12 months or less.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease.

The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. There was no impairment for right-of-use lease assets as of March 31, 2023